ACQUISITIONS (Total Consideration Estimated at Acquisition Date) (Details) (Dacheng [Member], USD $)	Mar. 31, 2011	Dec. 31, 2010	Jan. 14, 2010
Dacheng [Member]
Business Acquisition [Line Items]
Cash paid	$ 14,600,000		$ 9,577,600
Fair value of ordinary shares issued (determined based on the market closing price of the Company's ADSs at the acquisition date)			14,545,600
Fair value of contingent consideration		40,200,000	51,049,269
Total			$ 75,172,469